Financial Instruments And Risks	12 Months Ended
Dec. 31, 2023
Financial Instruments And Risks [Abstract]
Financial instruments and risks
4	Financial instruments and risks
The Group’s activities expose it to a variety of market risks (comprising foreign currency risk and interest rate risk), credit risk and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance. Risk management is carried out by the senior management of the Group.

4.1	Financial risk factors

4.1.1	Market risk
Market risk is the risk of changes in fair value of financial instruments and future cash flows from fluctuation of market prices, which includes two types of risks from volatility of foreign exchange rates (foreign currency risk), and market interest rates (interest rate risk).

(a)	Foreign currency risk
Foreign currency risk is the risk of loss resulting from changes in foreign currency exchange rates. Fluctuations in exchange rates between the RMB and other currencies in which the Group conducts business may affect its financial position and results of operations. The foreign currency risk assumed by the Group mainly comes from movements in the USD/RMB exchange rates.
The Company and major overseas intermediate holding companies’ functional currency is USD. They are mainly exposed to foreign exchange risk arising from their cash and cash equivalents and loans to subsidiaries denominated in RMB. The Group entered into spot-forward US$/RMB currency swaps to manage our exposure to foreign currency risk arising from loans to subsidiaries denominated in RMB until the foregoing swaps expired in May 2023. Since then, the Group has entered into forward
RMB-FX
trading to manage the exposure to foreign currency risk arising from loans to subsidiaries denominated in RMB.
The subsidiaries of the Group are mainly operating in mainland China with most of the transactions denominated in RMB. The Group considers that business in mainland China is not exposed to any significant foreign exchange risk as there are no significant financial assets or liabilities of these subsidiaries denominated in the currencies other than RMB.
The table below illustrates the impact of an appreciation or depreciation of RMB spot and forward rates against USD by 5% on the Group’s profit before income tax expenses.

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
5% appreciation of RMB	699,049	(124,798)	(188,086)
5% depreciation of RMB	(699,049)	124,798	188,086

(b)	Interest rate risk
Interest rate risk is the risk that the fair value/future cash flows of a financial instrument will fluctuate because of changes in market interest rates.
Interest on floating rate instruments is repriced at intervals of one year or less. Interest on fixed interest rate instruments is priced at inception of the financial instruments and is fixed until maturity. Floating rate instruments expose the Group to cash flow interest rate risk, whereas fixed rate instruments expose the Group to fair value interest risk. The Group’s interest rate risk mainly arises from fixed rate instruments including cash at bank, accounts and other receivables and contract assets, loans to customers, accounts and other payables and contract liabilities, etc. The Group’s interest rate risk policy requires it to manage interest rate risk by managing the maturities of interest-bearing financial assets and interest-bearing financial liabilities.
The following table sets out the Group’s financial assets and financial liabilities exposed to interest rate risk by repricing date, contractual maturity date or expected maturity date (whichever is the earlier):

	As of December 31, 2022
	Less than 3 months	3 months to 1 year	1-2 years	2-3 years	More than 3 years	Overdue	No interest	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
ASSETS
Cash at bank	33,218,805	42,142	1,602,690	3,490,181	5,528,309	—	—	43,882,127
Restricted cash	24,333,782	1,544,978	482,037	147,478	356	—	—	26,508,631
Financial assets at fair value through profit or loss	7,128,410	1,131,041	313,221	—	—	2,454,227	18,062,548	29,089,447
Financial assets at amortized cost	2,502,673	647,026	112,128	856,808	—	597,813	—	4,716,448
Accounts and other receivables and contract assets	—	—	—	—	—	—	15,758,135	15,758,135
Loans to customers	51,150,197	95,812,445	49,552,823	9,616,373	158,248	5,156,559	—	211,446,645

Total financial assets	118,333,867	99,177,632	52,062,899	14,110,840	5,686,913	8,208,599	33,820,683	331,401,433

	As of December 31, 2022
	Less than 3 months	3 months to 1 year	1-2 years	2-3 years	More than 3 years	Overdue	No interest	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
LIABILITIES
Payable to platform investors	—	—	—	—	—	—	1,569,367	1,569,367
Borrowings	9,086,732	27,828,781	—	—	—	—	—	36,915,513
Bonds payable	—	2,143,348	—	—	—	—	—	2,143,348
Accounts and other payables and contract liabilities	3,745,929	—	—	—	—	—	5,385,010	9,130,939
Payable to investors of consolidated structured entities	42,664,737	86,300,977	44,005,269	4,111,964	64,779	—	—	177,147,726
Financing guarantee liabilities	—	—	—	—	—	—	5,763,369	5,763,369
Lease liabilities	126,034	294,856	253,475	67,629	6,813	—	—	748,807
Convertible promissory notes payable	—	—	—	—	5,164,139	—	—	5,164,139
Optionally convertible promissory notes	—	8,142,908	—	—	—	—	—	8,142,908

Total financial liabilities	55,623,432	124,710,870	44,258,744	4,179,593	5,235,731	—	12,717,746	246,726,116

Nominal amount of interest rate swap	(8,984,334)	8,984,334	—	—	—	—	—	—

Total interest rate sensitivity gap	71,694,769	(34,517,572)	7,804,155	9,931,247	451,182	8,208,599	21,102,937	84,675,317

	As of December 31, 202 3
	Less than 3 months	3 months to 1 year	1-2 years	2-3 years	More than 3 years	Overdue	No interest	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
ASSETS
Cash at bank	21,574,670	3,517,100	3,546,122	5,287,142	5,673,751	—	—	39,598,785
Restricted cash	9,976,852	439,993	210,648	511,345	7,000	—	—	11,145,838
Financial assets at fair value through profit or loss	10,011,589	2,564,158	44,028	484,629	3,523,561	2,769,962	9,494,677	28,892,604
Financial assets at amortized cost	1,509,479	138,064	979,418	—	—	384,609	—	3,011,570
Accounts and other receivables and contract assets	—	—	—	—	—	—	7,293,671	7,293,671
Loans to customers	35,652,598	60,858,277	24,591,854	5,401,200	63,017	3,127,008	—	129,693,954

Total financial assets	78,725,188	67,517,592	29,372,070	11,684,316	9,267,329	6,281,579	16,788,348	219,636,422

	As of December 31, 202 3
	Less than 3 months	3 months to 1 year	1-2 years	2-3 years	More than 3 years	Overdue	No interest	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
LIABILITIES
Payable to platform investors	—	—	—	—	—	—	985,761	985,761
Borrowings	10,260,251	25,771,136	1,838,920	952,977	—	—	—	38,823,284
Accounts and other payables and contract liabilities	—	—	—	—	—	—	4,790,038	4,790,038
Payable to investors of consolidated structured entities	25,803,640	40,961,798	15,144,178	1,308,562	46,560	—	—	83,264,738
Financing guarantee liabilities	—	—	—	—	—	—	4,185,532	4,185,532
Lease liabilities	73,821	168,650	108,915	32,979	2,329	—	—	386,694
Convertible promissory notes payable	—	—	—	5,650,268	—	—	—	5,650,268

Total financial liabilities	36,137,712	66,901,584	17,092,013	7,944,786	48,889	—	9,961,331	138,086,315

Total interest rate sensitivity gap	42,587,476	616,008	12,280,057	3,739,530	9,218,440	6,281,579	6,827,017	81,550,107

The Group performs interest rate sensitivity analysis on profit for the Group by measuring the impact of a change in interest rate of financial assets, liabilities and interest rate derivative instruments.

The table below illustrates the impact to profit before tax of the coming year as of each reporting date based on the structure of interest-bearing assets, liabilities and interest rate derivative instruments as of December 31, 2022 and 2023, caused by a parallel shift of 100 basis points in interest rates.

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Change in interest rate
-100 basis points	(497,888)	(374,950)
+100 basis points	497,888	374,950
In the sensitivity analysis, the Group adopts the following assumptions when determining business conditions and financial index:

•	The fluctuation rates of different interest-bearing assets and liabilities are the same;

•	All assets and liabilities are re-priced in the middle of relevant periods;

•	Analysis is based on static gap on reporting date, regardless of subsequent changes;

•	No consideration of impact on customers’ behavior resulting from interest rate changes;

•	No consideration of impact on market price resulting from interest rate changes;

•	No consideration of actions taken by the Group.
Therefore, the actual changes of net profit may differ from the analysis above.

4.1.2	Credit risk
Credit risks refer to the risk of losses incurred by the inabilities of debtors or counterparties to fulfill their contractual obligations or by the adverse changes in their credit conditions. The Group is exposed to credit risks primarily associated with its deposit arrangements with commercial banks, financial assets at fair value through profit or loss, accounts and other receivables, loans to customers, etc. The Group uses a variety of controls to identify, measure, monitor and report credit risk.
Credit risk management
The Group’s financial assets at fair value through profit or loss mainly include trust products, wealth management products, asset management plans and other equity investments. The Group executes due diligence, assesses counterparties’ qualification and manages credit risks of existing investments.

The Group has formulated a complete set of credit management processes and internal control mechanisms, so as to carry out whole process management of credit business. Credit management procedures for its retail loans comprise the processes of credit origination, credit review, credit approval, disbursement, post-disbursement monitoring and collection. Risks arising from financing guarantee contracts and loan commitments are similar to those associated with loans. Transactions of financing guarantee contracts and loan commitments are, therefore, subject to the same portfolio management and the same requirements for application and collateral as loans to customers.
To those accounts and other receivables and contract assets, there are policies to control the credit risk exposures. The Group evaluates the possibility of guarantee from third parties, credit record and other factors such as current market condition. The Group monitors customer credit records at regular intervals, and takes action such as official notifications, shortening credit periods or canceling credit periods etc. to ensure the Group’s credit risk remains under control when the customers with bad credit records are identified.
Credit exposure
Without taking collateral and other credit enhancements into consideration, for on-balance
sheet assets, the maximum exposures are based on net carrying amounts as reported in the financial statements. The Group also assumes credit risk due to financing guarantee contracts.

Please refer to Note 40 for the details.

Collateral and other credit enhancements
The amount and type of collateral required depends on an assessment of the credit risk of the counterparty. Guidelines are implemented regarding the types of collateral and the valuation parameters. The collateral obtained are typically residential properties.
Management monitors the market value of the collateral, adjusts credit limits when needed and performs an impairment valuation when applicable.
It is the Group’s policy to dispose of repossessed properties in an orderly fashion. The proceeds are used to reduce or repay the outstanding balance. In general, the Group does not occupy repossessed properties for business use.
Expected credit loss
Credit risk measurement
The estimation of credit exposure for risk management purposes is complex and requires the use of models, as the exposure varies with changes in market conditions, expected cash flows and the passage of time. The assessment of credit risk of a portfolio of assets entails further estimations as to the likelihood of defaults occurring, of the associated loss ratios and of default correlations between counterparties. The Group measures credit risk using PD, EAD and LGD. This is similar to the approach used for the purposes of measuring ECL under IFRS 9.

Measurement of ECL
IFRS 9 outlines a ‘three-stage’ model for impairment based on changes in credit quality since initial recognition as summarized below:

•	A financial instrument that is not credit-impaired on initial recognition is classified in ‘Stage 1’ and has its credit risk continuously monitored by the Group.

•	If a significant increase in credit risk (‘SICR’) since initial recognition is identified, the financial instrument is moved to ‘Stage 2’ but is not yet deemed to be credit-impaired.

•	If the financial instrument is credit-impaired, the financial instrument is then moved to ‘Stage 3’.
Financial instruments in Stage 1 have their ECL measured at an amount equal to the portion of lifetime ECL that result from default events possible within the next 12 months. Instruments in Stages 2 or 3 have their ECL measured based on ECL on a lifetime basis.

•	A pervasive concept in measuring ECL in accordance with IFRS 9 is that it should consider forward- looking information.
POCI are those financial assets that are credit-impaired on initial recognition. Their ECL is always measured on a lifetime basis.
The following diagram summarizes the impairment requirements under IFRS 9 (other than POCI).
Change in credit quality since initial recognition

Stage 1	Stage 2	Stage 3
(Initial recognition)	(Significant increase in credit risk since initial recognition)	(Credit-impaired assets)
12-month ECL	Lifetime ECL	Lifetime ECL
The key judgments and assumptions adopted by the Group in addressing the requirements of the standard are discussed below:

(a)	Significant increase in credit risk (SICR)
For loans to customers, the Group considers a loan to have experienced a significant increase in credit risk if the borrower is 30 or more days past due on its contractual payments. No qualitative criteria is considered by the Group since the Group monitors the risk of borrowers purely based on the overdue period. For other financial assets measured at amortized cost, the Group sets quantitative and qualitative criteria to judge if there is significant increase in credit risk, and the criteria include: 30 or more days past due, the forward-looking information and various reasonable supporting information, when determining the ECL staging for financial assets.

The criteria used to identify SICR are monitored and reviewed periodically for appropriateness by the credit risk team.

(b)	Definition of default and credit-impaired assets
For loans to customers, the Group defines a financial instrument as in default, which is fully aligned with the definition of credit-impaired if the borrower is 90 or more days past due on its contractual payments. No qualitative criteria is considered by the Group since the Group monitors the risk of borrowers purely based on the overdue period. For other financial assets measured at amortized cost, the Group sets quantitative and qualitative criteria to define as in default, and the criteria include: 90 or more days past due and various reasonable supporting information.
The criteria above are consistent with the definition of default used for internal credit risk management purposes. The default definition has been applied consistently to model the PD, EAD and LGD throughout the Group’s expected loss calculations.

(c)	Measuring ECL – Explanation of inputs, assumptions and estimation techniques
The ECL is measured on either a
12-month
(“12M”) or Lifetime basis depending on whether a significant increase in credit risk has occurred since initial recognition or whether an asset is considered to be credit-impaired. Key impacts used to determine ECL include PD, EAD and LGD, which are defined as follows:

•
PD represents the likelihood of a borrower defaulting on its financial obligation (as mentioned in “Definition of default and credit-impaired assets” above), either over the next 12 months (“12M PD”), or over the remaining lifetime (“Lifetime PD”) of the obligation.

•
LGD represents the Group’s expectation of the extent of loss on a defaulted exposure. LGD varies by type and availability of collateral or other credit support. LGD is expressed as a percentage loss per unit of exposure at the time of default.

•
EAD is based on the amounts the Group expects to be owed at the time of default, over the next 12 months (“12M EAD”) or over the remaining lifetime (“Lifetime EAD”). For example, for a revolving commitment, the Group includes the current drawn balance plus any further amount that is expected to be drawn up to the current contractual limit by the time of default, should it occur.

The ECL is determined by projecting the PD, LGD and EAD for each future month and for each individual exposure or collective segment. These three components are multiplied together and adjusted for the likelihood of survival (i.e. the exposure has not prepaid or defaulted in an earlier month).

The
12-month
and lifetime PDs are determined based on the defaults developed with reference to historical observed data. The duration of historical observed data gathered which is most relevant to reflect the current risk profile of outstanding loan portfolio is determined by management by applying judgement, considering the latest changes in economy, trend in recent default rates under different portfolio and the latest strategy in customer selections.
The
12-month
and lifetime EADs are determined based on the expected payment profile. For amortizing products and bullet repayment loans, this is based on the contractual repayments owed by the borrower over a
12-month
or lifetime basis. Early repayment assumptions are also incorporated into the calculation.
The
12-month
and lifetime LGDs are determined based on the factors which impact the recoveries made post default. These vary by product type.
Forward-looking economic information is included in determining the
12-month
and lifetime PD. These assumptions vary by product type.
There have been no significant changes in estimation techniques during the years ended December 31, 2021, 2022 and 2023.

(d)	Forward-looking information incorporated in the ECL models
The Group has developed macro-economic forward-looking adjustment model by establishing a pool of macro-economic indicators, preparing data, filtering model factors and adjusting forward-looking elements, and the indicators include gross domestic product (GDP), customer price index (CPI), broad measure of money supply (M1) and other macro-economic variables. Through regression analysis, the relationship among these economic indicators in history with PD is determined, and PD then determined through forecasting economic indicators.
In 2023, the Group analyzed that the relationship between CPI and PD is non-monotonic. Therefore, CPI was excluded from the economic indicators used to determine PD.

The impact of these economic indicators on PD varies to different businesses. The Group comprehensively considers internal and external data, future forecasts and statistical analysis to determine the relationship between these economic indicators with PD. The Group evaluates and forecasts these economic indicators at least annually at balance sheet date, and regularly evaluates the results based on changes in macroeconomics.
The Group considered different macroeconomic scenarios. As of December 31, 2022 and 2023, the key macroeconomic assumptions used to estimate expected credit losses are listed below.

As of December 31,
	2022	2023
GDP – year on year percentage change	3.8%-5.5%	4.6%-5.5%
CPI – year on year percentage change	2.0%-2.4%	NA
Broad measure of money supply (M1) – year on year percentage change	7.3%-8.6%	4.5%-6.4%
Similar to other economic forecasts, the forecasts of economic indicators have high inherent uncertainties and therefore actual results maybe significantly different from the forecasts. The Group considered above forecasts as its best estimate as of December 31, 2022 and 2023.
Sensitivity analysis
Expected credit losses are sensitive to the parameters used in the model, the macro-economic variables of the forward-looking forecast, the weight probabilities in the three scenarios, and other factors considered in the application of expert judgment. Changes in these input parameters, assumptions, models, and judgments will have an impact on the measurement of expected credit losses.
The Group has the highest weight of the base scenario. The loans to customers and financing guarantee contracts assumed that if the weight of the upside scenario increased by 10% and the weight of the base scenario reduced by 10%, the Group’s ECL impairment provision as of December 31, 2021, 2022 and 2023 would be reduced by RMB15 million and RMB62 million and RMB56 million, respectively; if the weight of the downside scenario increased by 10% and the weight of the base scenarios reduced by 10%, the Group’s ECL impairment provision as of December 31, 2021, 2022 and 2023 would be increased by RMB32 million and RMB123 million and RMB39 million, respectively.

The following table shows the changes of ECL impairment provision on loans to customers and financing guarantee liabilities related to ECL assuming the financial assets in stage 2 reclassified to stage 1 due to significant improvement in credit risk.

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Total ECL and financing guarantee liabilities under assumption of reclassification of financial instruments from stage 2 to stage 1	10,479,472	9,651,158
Total ECL and financing guarantee liabilities related to ECL recognized in the consolidated balance sheet	12,826,347	11,459,365

Difference-amount	(2,346,875)	(1,808,207)
Difference-ratio	-18%	-16%

Maximum exposure to credit risk before collateral held or other credit enhancements
The following presents the credit risk exposure of the financial instruments under the scope of expected credit loss mentioned in measurement of ECL without considering guarantee or any other credit enhancement measures:

	As of December 31, 2022
	Stage I	Stage II	Stage III	POCI	Maximum Credit Risk Exposure
(in RMB’000)
Book value
On-balance sheet
Financial assets at amortized cost	4,118,635	—	281,531	316,282	4,716,448
Loans to customers	208,609,176	2,763,586	73,883	—	211,446,645

Total	212,727,811	2,763,586	355,414	316,282	216,163,093

Off-balance sheet
Financing guarantee contracts	67,011,692	1,491,246	—	—	68,502,938

	As of December 31, 2023
	Stage I	Stage II	Stage III	POCI	Maximum Credit Risk Exposure
(in RMB’000)
Book value
On-balance sheet
Financial assets at amortized cost	2,603,594	—	264,066	143,910	3,011,570
Loans to customers	127,933,160	1,661,728	99,066	—	129,693,954

Total	130,536,754	1,661,728	363,132	143,910	132,705,524

Off-balance sheet
Financing guarantee contracts	53,889,614	1,013,873	—	—	54,903,487

For other
on-balance
sheet financial assets, the maximum credit risk exposure is their net carrying amount.

4.1.3	Liquidity risk

Liquidity risk is the risk of not having access to sufficient funds or being unable to liquidate a position in a timely manner at a reasonable price to meet the Group’s obligations as they become due.
The Group aims to maintain sufficient cash at bank and marketable securities. Due to the dynamic nature of the underlying businesses, the Group maintains flexibility in funding by maintaining adequate cash at bank.
The following table analyses the Group’s financial liabilities into relevant maturity grouping based on the remaining period at the end of each reporting period to the contractual or expected maturity date. The amounts disclosed in the table are undiscounted contractual or expected cash flows including interest payments computed using contractual rates, or, if floating, based on current rates, and interests with financial liabilities denominated in foreign currencies translated into RMB using the spot rate as of balance sheet date:

	As of December 31, 2022
	Repayable on demand or undated	Within 1 year	1 to 2 years	2 to 3 years	Over 3 years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Financial liabilities -
Payable to platform investors	1,569,367	—	—	—	—	1,569,367
Borrowings	—	37,506,884	—	—	—	37,506,884
Bonds payable	—	2,209,274	—	—	—	2,209,274
Accounts and other payables and contract liabilities	5,385,010	3,745,929	—	—	—	9,130,939
Payable to investors of consolidated structured entities	47,351	133,933,056	45,293,609	4,182,362	65,607	183,521,985
Financing guarantee liabilities	68,502,938	—	—	—	—	68,502,938
Lease liabilities	—	462,785	247,494	67,737	6,819	784,835
Convertible promissory notes payable	—	50,177	50,177	50,177	6,867,555	7,018,086
Optionally convertible promissory notes	—	8,546,138	—	—	—	8,546,138

	75,504,666	186,454,243	45,591,280	4,300,276	6,939,981	318,790,446

	As of December 31, 2023
	Repayable on demand or undated	Within 1 year	1 to 2 years	2 to 3 years	Over 3 years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Financial liabilities -
Payable to platform investors	985,761	—	—	—	—	985,761
Borrowings	—	36,834,417	1,926,278	959,173	—	39,719,868
Accounts and other payables and contract liabilities	4,790,038	—	—	—	—	4,790,038
Payable to investors of consolidated structured entities	—	68,831,360	15,549,614	1,327,057	53,369	85,761,400
Financing guarantee liabilities	54,903,487	—	—	—	—	54,903,487
Lease liabilities	—	258,654	113,471	33,667	2,385	408,177
Convertible promissory notes payable	—	51,028	51,028	6,984,009	—	7,086,065

	60,679,286	105,975,459	17,640,391	9,303,906	55,754	193,654,796

4.2	Capital management
The Group’s capital requirements are primarily dependent on the scale and the type of business that it undertakes, as well as the industry and geographic location in which it operates. The primary objectives of the Group’s capital management are:

•	To comply with the capital requirements set by the regulators of the markets where the Group operates.

•	To safeguard the Group’s ability to continue as a going concern and to maintain healthy capital ratios in order to support its business and to maximize shareholders’ value.

•	To maintain a strong capital base to support the development of its business.
The Group adopts administrative measures issued by the regulators of subsidiaries with financial licenses. To meet these requirements, the Group monitor its capital adequacy ratio and the usage of regulatory capital on a quarterly basis and operate and manage assets at all levels in accordance with the provisions of these measures.
Except those subsidiaries with financial licenses, the Group monitors capital by regularly reviewing the total equity attributable to owners’ of the Company. Adjustments to current capital structure are made in light of changes in economic conditions and risk characteristics of the Group’s activities. In order to maintain or adjust the capital structure, the Group may adjust the amount of dividends paid, return capital to ordinary shareholders or issue capital securities.

4.3	Group’s maximum exposure to structured entities

The Group uses structured entities in the normal course of business for a number of purposes, for example, structured transactions for customers, to provide finance to public and private sector infrastructure projects, and to generate fees from servicing loans made on behalf of third-party investors. These structured entities are financed through the issue of notes or units to investors. Refer to Note 2 and Note 5.7 for the Group’s consolidation consideration related to structured entities.
The following table shows the Group’s maximum exposure to the unconsolidated structured entities representing the Group’s maximum possible risk exposure that could occur as a result of the Group’s arrangements with structured entities. The maximum exposure of the Group in these unconsolidated structure entities is contingent in nature and approximates the sum of accounts receivables from unconsolidated structure entities and direct investments made by the Group.

	As of December 31, 2022
(In RMB’000)	Size	Carrying amount of investment in structured entities	Group’s maximum exposure	Interest held by Group
Unconsolidated structured products managed by third parties (a)	NA	17,312,195	17,312,195	Investment income
Unconsolidated structured products managed by affiliated entities (a)	NA	8,321,066	8,321,066	Investment income
Unconsolidated structured products serviced by the Group	2,581,999	—	1,849,897	Service fee

	As of December 31, 2023
(In RMB’000)	Size	Carrying amount of investment in structured entities	Group’s maximum exposure	Interest held by Group
Unconsolidated structured products managed by third parties (a)	NA	24,138,970	24,138,970	Investment income
Unconsolidated structured products managed by affiliated entities (a)	NA	2,605,227	2,605,227	Investment income
Unconsolidated structured products serviced by the Group	90,946	—	90,946	Service fee
These unconsolidated structured products mainly include asset management plans, trust plans, mutual funds, private fund and bank wealth management products which are all classified as financial assets at amortized cost or financial assets at fair value through profit or loss.

(a)	The information in relation to the size of these unconsolidated structured products is not available from open market.

4.4	Fair value estimation

The Group’s main financial instruments carried at fair value are financial assets at fair value through profit or loss.
The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques:
Level 1: Quoted (unadjusted) prices in active markets for identical assets or liabilities. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm’s length basis. The primary quoted market price used for financial assets held by the Group is net asset value at daily basis. Financial instruments included in Level 1 comprise primarily equity investments, fund investments and bond investments traded on stock exchanges and open-ended mutual funds.
Level 2: Valuation techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly (such as price) or indirectly (such as calculated based on price). These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates.
Level 3: Other valuation techniques which use any inputs which have a significant effect on the recorded fair value that are not based on observable market data (unobservable inputs).
The level of fair value calculation is determined by the lowest level input with material significance in the overall calculation. As such, the significance of the input should be considered from an overall perspective in the calculation of fair value.
Valuation methods for Level
 2 and Level
 3 financial instruments:
For Level 2 financial instruments, valuations are generally obtained from third party pricing services for identical or comparable assets, or through the use of valuation methodologies using observable market inputs, or recent quoted market prices. Valuation service providers typically gather, analyze and interpret information related to market transactions and other key valuation model inputs from multiple sources, and through the use of widely accepted internal valuation models, provide a theoretical quote on various securities.
For Level 3 financial instruments, fair value is determined using valuation methodologies such as discounted cash flow models and other similar techniques. One of significant inputs used in these valuation techniques is generally unobservable.

The following table sets forth the financial instruments recorded at fair value by level of the fair value hierarchy:

As of December 31, 2022	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Unlisted Securities
Asset management plans	—	4,667,559	342,154	5,009,713
Trust plans	—	3,268,709	621,840	3,890,549
Private fund and other equity investments	—	1,603,219	440,832	2,044,051
Mutual funds	7,125,498	—	—	7,125,498
Corporate bonds	—	—	46,435	46,435
Bank wealth management products	—	7,563,450	—	7,563,450
Structured deposits	—	2,406,785	—	2,406,785
Others debt investments	—	—	1,002,966	1,002,966

Derivative instruments
Interest rate swap	—	222,086	—	222,086
Foreign currency swap	—	225,357	—	225,357

Total	7,125,498	19,957,165	2,454,227	29,536,890

As of December 31, 2023	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Unlisted Securities
Asset management plans	—	2,474,417	727,294	3,201,711
Trust plans	—	829,973	12,040,082	12,870,055
Private fund and other equity investments	—	—	659,406	659,406
Mutual funds	4,979,600	—	—	4,979,600
Corporate bonds	—	—	43,083	43,083
Bank wealth management products	—	4,990,342	—	4,990,342
Structured deposits	—	804,897	—	804,897
Others debt investments	—	—	1,343,510	1,343,510

Total	4,979,600	9,099,629	14,813,375	28,892,604

There were no changes in valuation techniques during the period.

The following table presents the changes in level 3 instruments for the years ended December 31, 2021, 2022 and 2023:

	Year ended December 31,
	2021	2022	2023

	Financial assets at fair value through profit or loss
	RMB’000	RMB’000	RMB’000
As of beginning of the year	1,266,495	1,265,233	2,454,227
Additions	131,829	1,548,065	9,314,775
Disposal	(29,664)	(300,136)	(1,472,927)
Transfer into level 3	1,035,642	—	4,362,591
Transfer out of level 3	(3,047)	—	—
Gains or losses recognized in profit or loss	(1,136,022)	(58,935)	154,709

As of end of the year	1,265,233	2,454,227	14,813,375

For the year ended December 31, 2023, the transfer of investments from Level 2 to Level 3 are mainly due to the addition of closed period terms for existing trust plans which makes the net asset value a level 3 input as it is an indicative value with no commitment to actually transact at that price.
All of the unrealised gains or losses of level 3 instruments for the period are recognized in investment income (refer to Note 9).
Fair value measurements using significant unobservable input:
The level of fair value measurement is determined by the lowest level input with material significance in the overall calculation. As such, the significance of the input should be considered from an overall perspective in the estimation of fair value.
As of December 31, 2021, 2022 and 2023, the level 3 instruments were mainly trust plans and other debt investment at fair value through profit or loss. As the trust plans and other debt investment are not traded in an active market, their fair values have been determined using the discounted cash flow method whereby the discount rate adjustment technique is applied and the net asset value method whereby the net asset value provided by third-party. The discount rate used to determine the present value was a rate that reflects current market assessments of the time value of money and the risks specific to the assets as at each reporting date with critical estimates and judgements by the management. The net asset value provided by third party at the period end was an indicative value that the Group willing to transact at that price without any adjustment, therefore the discount rate is the only significant unobservable input in the measurement of the level 3 instruments. As of
December 31, 2021, 2022 and 2023, the discount rates used to determine fair value of level 3 instruments ranged from 5.4% to 9.5%.
The table below illustrates the carrying amount of the level 3 instruments with the fair value determined using the discounted cash flow method as well as the impact to profit/(loss) before income tax for the years ended December 31, 2021, 2022 and 2023, if the risk-adjusted discount rate had increased/decreased by 100 basis points with all other variables held constant.

	As of December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Discounted cash flow method	1,265,233	2,454,227	3,074,421
Expected changes in profit/(loss) before income tax +100 basis points	(42,509)	(42,824)	(61,750)
-100 basis points	45,553	45,826	67,634